FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04787
                                                     ---------

                        FRANKLIN NEW YORK TAX-FREE TRUST
                        --------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  12/31/07
                           --------



Item 1. Schedule of Investments.


Franklin New York Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin New York Insured Tax-Free Income Fund ............................    3
Franklin New York Intermediate-Term Tax-Free Income Fund ..................    8
Franklin New York Limited-Term Tax-Free Income Fund .......................   13
Franklin New York Tax-Exempt Money Fund ...................................   15
Notes to Statements of Investments ........................................   18

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.0%
  MUNICIPAL BONDS 98.0%
  NEW YORK 98.0%
  Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing,
     Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32 ................................   $      2,785,000   $   2,876,459
  Babylon IDA Civic Facility Revenue, Winthrop South Nassau University Health Systems East Inc.
     Project, Series A, AMBAC Insured, 6.00%, 8/01/24 ..........................................          4,020,000       4,220,759
  Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 ........................................            200,000         210,304
  Buffalo Municipal Water Finance Authority Water System Revenue, FSA Insured, Pre-Refunded,
     6.00%,
       7/01/26 .................................................................................          1,185,000       1,248,883
       7/01/29 .................................................................................          3,000,000       3,161,730
  Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/09 ................            900,000         945,054
  Erie County GO, Sewer District, Series B, MBIA Insured, 5.00%, 12/01/35 ......................          2,000,000       2,068,540
  Fredonia Central School District GO, Refunding, FGIC Insured, 5.00%, 6/01/19 .................          2,300,000       2,404,420
  Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project, MBIA Insured,
     5.80%, 7/01/15 ............................................................................          1,340,000       1,356,308
  Hudson Yards Infrastructure Corp. Revenue, Series A, FSA Insured, 5.00%, 2/15/47 .............         15,000,000      15,408,150
  Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 ...............         10,000,000      10,511,400
  Long Island Power Authority Electric System Revenue, General,
       Refunding, Series A, XLCA Insured, 5.00%, 12/01/26 ......................................          5,000,000       5,190,950
       Series A, FSA Insured, Pre-Refunded, 5.125%, 12/01/22 ...................................          5,000,000       5,095,050
       Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/24 ...................................          1,540,000       1,573,156
  Madison County IDA Civic Facility Revenue,
       Colgate University Project, Series A, AMBAC Insured, 5.00%, 7/01/35 .....................          6,165,000       6,414,867
       College University Project, Series A, MBIA Insured, 5.00%, 7/01/39 ......................          3,750,000       3,869,437
       Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37 ............          1,000,000       1,025,490
  Middle Country Central School District Centereach GO, FSA Insured, 4.875%, 6/01/20 ...........          1,650,000       1,704,318
  Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, MBIA Insured,
       5.25%, 10/01/21 .........................................................................          1,520,000       1,608,221
       5.00%, 10/01/31 .........................................................................          3,100,000       3,196,007
  Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13 .............          1,055,000       1,192,540
  MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/23 .........          3,000,000       3,186,240
  MTA Dedicated Tax Fund Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 ......................................          8,000,000       8,221,840
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ....................................          2,500,000       2,659,600
       Series A, MBIA Insured, 5.00%, 11/15/35 .................................................         16,000,000      16,566,720
  MTA Revenue, Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ..............................          4,000,000       4,141,880
  MTA Service Contract Revenue,
       Refunding, AMBAC Insured, 5.00%, 7/01/30 ................................................          7,000,000       7,209,720
       Series B, MBIA Insured, 5.00%, 1/01/31 ..................................................          3,000,000       3,080,010
  Nassau County GO, Public Improvement, Series E, FSA Insured, Pre-Refunded, 6.00%,
     3/01/20 ...................................................................................          1,510,000       1,602,941
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
     Pre-Refunded, 5.75%, 8/01/29 ..............................................................          2,655,000       2,818,814
  New York City Educational Construction Fund Revenue, Series A, FGIC Insured, 5.00%,
     4/01/37 ...................................................................................         19,750,000      20,473,442


                                         Quarterly Statements of Investments | 3

Franklin New York Tax-Free Trust

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  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City GO,
       Refunding, Series A, FSA Insured, 5.00%, 8/01/26 ........................................   $      9,450,000   $   9,919,948
       Series A, MBIA Insured, 6.00%, 5/15/30 ..................................................             15,000          15,995
       Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 ....................................          1,985,000       2,136,912
       Series D1, 5.125%, 12/01/28 .............................................................          5,000,000       5,214,900
       Series I, MBIA Insured, 5.00%, 4/15/29 ..................................................          2,345,000       2,386,108
       Series I, MBIA Insured, Pre-Refunded, 5.00%, 4/15/29 ....................................            655,000         678,115
  New York City Health and Hospital Corp. Revenue, Health System, Series A, FSA Insured,
     5.125%, 2/15/23 ...........................................................................          3,890,000       4,055,831
  New York City IDA Civic Facility Revenue, Polytechnic Prep Country Day School, FSA Insured,
     5.375%, 5/01/29 ...........................................................................            980,000       1,016,672
  New York City IDAR,
       Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/36 ...........................          5,000,000       5,153,350
       Queens Baseball Stadium, Pilot, AMBAC Insured, 4.75%, 1/01/42 ...........................          2,000,000       1,989,960
       Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/46 ...........................         10,000,000      10,195,900
       Yankee Stadium, Pilot, FGIC Insured, 5.00%, 3/01/46 .....................................         25,000,000      25,384,750
  New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured, 5.00%,
     6/15/26 ...................................................................................          1,000,000       1,024,110
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 ......................................          5,000,000       5,143,650
       Series G, FSA Insured, 5.00%, 6/15/34 ...................................................          3,000,000       3,072,330
  New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2007, Series S-1,
     FGIC Insured, 5.00%, 7/15/31 ..............................................................         10,700,000      11,109,382
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
       Series A, FGIC Insured, 5.00%, 5/01/28 ..................................................          5,915,000       6,047,200
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 ....................................             85,000          90,034
       Series C, 4.75%, 5/01/23 ................................................................          1,755,000       1,775,270
       Series C, Pre-Refunded, 4.75%, 5/01/23 ..................................................             45,000          45,718
       Series D, MBIA Insured, 5.00%, 2/01/22 ..................................................          2,000,000       2,090,040
  New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
     AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20 ...............................................          3,000,000       3,184,800
  New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
     Pre-Refunded, 5.25%, 1/01/29 ..............................................................          3,500,000       3,682,035
  New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
     AMBAC Insured, 5.125%, 7/01/31 ............................................................          7,500,000       7,775,025
  New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
     AMBAC Insured, 5.00%,
       11/15/35 ................................................................................          5,675,000       5,872,263
       11/15/44 ................................................................................         13,000,000      13,313,300
  New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
     AMBAC Insured, 5.25%, 6/01/21 .............................................................          6,000,000       6,373,260
  New York State Dormitory Authority Lease Revenue,
     Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured,
       5.00%, 8/15/27 ..........................................................................         10,000,000      10,418,000
     Master Boces Program, Series A, FSA Insured, 5.25%, 8/15/21 ...............................          1,740,000       1,820,788


4 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

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  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
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
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenue,
       Iona College, XLCA Insured, 5.125%, 7/01/32 .............................................   $      4,000,000   $   4,148,360
       School Districts Financing Program, Series D, MBIA Insured, 5.25%, 10/01/23 .............          1,750,000       1,858,273
       School Districts Financing Program, Series D, MBIA Insured, 5.00%, 10/01/30 .............          1,750,000       1,808,748
  New York State Dormitory Authority Revenues,
       853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 ...................          1,340,000       1,400,367
       City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
         5.50%, 7/01/29 ........................................................................          1,585,000       1,658,972
       Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ..........          2,000,000       2,078,420
       Insured Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 .............................            400,000         420,864
       Insured Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 .............................          1,880,000       1,977,083
       Maimonides Medical Center, MBIA Insured, 5.00%, 8/01/24 .................................          6,210,000       6,474,546
       Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 .......................          1,500,000       1,503,225
       Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%, 2/15/24 ............          1,975,000       2,038,319
       Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 .............          1,850,000       1,934,471
       Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 .............            150,000         154,232
       Mental Health Services Facilities Improvement, Series A, MBIA Insured, Pre-Refunded,
         5.25%, 8/15/26 ........................................................................          2,570,000       2,756,531
       Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33 .......................................         11,000,000      11,262,790
       New York University, Series 2, AMBAC Insured, 5.00%, 7/01/23 ............................            885,000         910,957
       Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/30 ..........          5,520,000       5,774,693
       Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37 ..........         10,720,000      11,155,554
       Non-State Supported Debt, Educational Housing Services, Cuny Student Housing Project,
         AMBAC Insured, 5.25%, 7/01/30 .........................................................          5,150,000       5,608,453
       Non-State Supported Debt, Fashion Institute Student Housing Corp., FGIC Insured, 5.25%,
         7/01/34 ...............................................................................         13,220,000      14,679,752
       Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%,
         7/01/27 ...............................................................................          1,500,000       1,582,560
       Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%,
         7/01/27 ...............................................................................          2,500,000       2,637,600
       Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 ........          2,500,000       2,579,875
       Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
         MBIA Insured, 5.00%, 7/01/35 ..........................................................          5,000,000       5,203,150
       Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
         7/01/37 ...............................................................................         20,000,000      20,796,800
       Non-State Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured, 5.00%,
         7/01/34 ...............................................................................          5,510,000       5,740,428
       Non-State Supported Debt, School District Financing Program, Series C, FSA Insured,
         5.00%, 10/01/32 .......................................................................          5,000,000       5,239,300
       Non-State Supported Debt, St. John's University, Series A, MBIA Insured, 5.25%,
         7/01/37 ...............................................................................         10,000,000      10,637,700
       Non-State Supported Debt, The New School, Refunding, MBIA Insured, 5.00%, 7/01/46 .......         12,000,000      12,351,240
       Non-State Supported Debt, University of Rochester, Refunding, Series A, MBIA Insured,
         5.00%, 7/01/27 ........................................................................            145,000         147,369
       Non-State Supported Debt, University of Rochester, Series A, MBIA Insured, Pre-Refunded,
         5.00%, 7/01/27 ........................................................................            855,000         872,339


                                         Quarterly Statements of Investments | 5

Franklin New York Tax-Free Trust

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  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
       NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 ......................................   $      1,700,000   $   1,776,245
       Pace University, MBIA Insured, Pre-Refunded, 6.00%, 7/01/29 .............................          3,000,000       3,240,120
       Secondarily Insured, Mental Health Services, Refunding, Series B, MBIA Insured, 5.00%,
         2/15/24 ...............................................................................             25,000          25,519
       Secondarily Insured, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
         5.00%, 2/15/24 ........................................................................            260,000         268,336
       Series 1, MBIA Insured, 5.00%, 7/01/24 ..................................................          2,000,000       2,080,720
       Siena College, MBIA Insured, 5.00%, 7/01/31 .............................................          3,500,000       3,603,425
       St. John's University, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/30 .............          3,500,000       3,777,445
       State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA
         Insured, 5.00%, 7/01/36 ...............................................................          5,170,000       5,361,859
       Upstate Community Colleges, MBIA Insured, Pre-Refunded, 5.125%, 7/01/30 .................          5,945,000       6,296,885
  New York State Energy Research and Development Authority PCR, Central Hudson Gas,
     Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 ........................................          3,500,000       3,613,820
  New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water
     Project, Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24 ...............................          3,000,000       3,007,410
  New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
     AMBAC Insured, 5.25%, 5/15/31 .............................................................          4,000,000       4,149,320
  New York State Power Authority Revenue, Series A, MBIA Insured, 5.00%, 11/15/47 ..............         20,000,000      20,659,600
  New York State Thruway Authority General Revenue, AMBAC Insured, 5.00%, 1/01/30 ..............          8,740,000       9,047,298
  New York State Urban Development Corp. Revenue, Correctional Facilities Service Contract,
     Series C, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 .....................................         11,200,000      11,641,280
  Niagara Falls City School District COP,
       High School Facility, MBIA Insured, Pre-Refunded, 5.375%, 6/15/28 .......................          2,000,000       2,041,800
       Refunding, High School Facility, FSA Insured, 5.00%, 6/15/28 ............................          4,155,000       4,322,446
  Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19 ............................              5,000           5,015
  North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
       4/01/15 .................................................................................          1,065,000       1,250,566
       4/01/16 .................................................................................          1,000,000       1,186,320
  Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project,
     XLCA Insured, 5.00%, 12/15/30 .............................................................          1,805,000       1,877,561
  Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36 ............................         20,240,000      20,713,414
  Rensselaer County GO, AMBAC Insured, 6.70%, 2/15/11 ..........................................            810,000         893,349
  Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured,
     5.00%,
       12/01/32 ................................................................................          2,000,000       2,090,540
       12/01/37 ................................................................................          3,320,000       3,459,473
  Sachem Central School District Holbrook GO, MBIA Insured, Pre-Refunded, 5.00%,
     6/15/30 ...................................................................................          1,000,000       1,086,180
  Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%, 10/15/32 ...........         10,000,000      10,413,300
  Schenectady IDA Civic Facility Revenue,
       Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30 ...............................          3,000,000       3,128,040
       Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35 ...............................          2,375,000       2,472,541
       Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32 ..........................          2,395,000       2,466,778
  St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A,
     MBIA Insured, 5.00%, 7/01/28 ..............................................................          2,455,000       2,498,674


6 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

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  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Taconic Hills Central School District at Craryville GO, Columbia County, Refunding,
     FGIC Insured, 5.00%, 6/15/27 ..............................................................   $      1,295,000   $   1,340,312
  Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series B, MBIA Insured,
     Pre-Refunded, 5.20%, 1/01/27 ..............................................................          1,000,000       1,129,920
  Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
     AMBAC Insured, Pre-Refunded, 5.75%, 8/01/29 ...............................................            550,000         578,853
  Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA Insured, 5.00%,
     12/01/27 ..................................................................................          3,680,000       3,850,126
  Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 .....................          1,500,000       1,554,090
                                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS (COST $576,540,006) ..............................................                        590,530,447
                                                                                                                      --------------
  SHORT TERM INVESTMENTS 1.2%
  MUNICIPAL BONDS 1.2%
  NEW YORK 1.2%
a Long Island Power Authority Electric System Revenue, Sub Series 3B, Daily VRDN and Put,
     3.57%, 5/01/33 ............................................................................          1,400,000       1,400,000
a Monroe County IDA Civic Facility Revenue, St. John Fisher College Project, Radian Insured,
     Weekly VRDN and Put, 5.00%, 6/01/34 .......................................................          2,485,000       2,485,000
a MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.65%, 11/01/26 .............            600,000         600,000
a New York City GO,
       Sub Series A-4, Daily VRDN and Put, 3.60%, 8/01/23 ......................................            800,000         800,000
       Sub Series H-4, Daily VRDN and Put, 3.45%, 3/01/34 ......................................            400,000         400,000
a New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series F-1,
     Daily VRDN and Put, 3.65%, 6/15/33 ........................................................            500,000         500,000
a New York City Transitional Finance Authority Revenue, Future Tax Secured, Series C, Daily
     VRDN and Put, 3.67%, 5/01/28 ..............................................................            500,000         500,000
a New York City Trust for Cultural Resources Revenue, Manhattan School of Music, Radian
     Insured, Weekly VRDN and Put, 6.00%, 10/01/29 .............................................            300,000         300,000
a Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
     Series 2, Daily VRDN and Put, 3.57%, 5/01/19 ..............................................            400,000         400,000
a Triborough Bridge and Tunnel Authority Revenues, General Purpose, Refunding, Series C,
     AMBAC Insured, Weekly VRDN and Put, 3.39%, 1/01/32 ........................................            100,000         100,000
                                                                                                                      --------------
  TOTAL SHORT TERM INVESTMENTS (COST $7,485,000) ...............................................                          7,485,000
                                                                                                                      --------------
  TOTAL INVESTMENTS (COST $584,025,006) 99.2% ..................................................                        598,015,447
  OTHER ASSETS, LESS LIABILITIES 0.8% ..........................................................                          4,805,974
                                                                                                                      --------------
  NET ASSETS 100.0% ............................................................................                      $ 602,821,421
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 17.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.1%
  MUNICIPAL BONDS 97.1%
  NEW YORK 91.2%
  Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 ..............   $      1,850,000   $   1,892,550
  Albany IDA Civic Facility Revenue,
        Albany Medical Center Project, 5.75%, 5/01/09 ..........................................            535,000         536,958
        St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/12 ................            420,000         449,555
  Amherst IDA Civic Facility Revenue,
        Mandatory Put 10/01/11, Refunding, Series A, Radian Insured, 4.20%, 10/01/31 ...........          4,235,000       4,231,866
        University of Buffalo Foundation, Student Housing, Creekside Project, Series A,
           AMBAC Insured, 4.625%, 8/01/16 ......................................................          1,030,000       1,079,162
  Bath Central School District GO, Refunding,
        FGIC Insured, 4.00%, 6/15/19 ...........................................................          1,850,000       1,852,202
        FSA Insured, 5.10%, 6/15/13 ............................................................            775,000         798,537
  Buffalo GO,
        Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 .....................................          1,225,000       1,303,094
        Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 ...................................            880,000         927,379
  Byram Hills Central School District GO, ETM, 4.00%, 11/15/10 .................................          1,375,000       1,411,286
  Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 ..................          1,080,000       1,118,934
  Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15 ..................          2,390,000       2,512,798
  Connetquot Central School District Islip GO, Series B, FSA Insured, 4.40%, 6/15/16 ...........          1,000,000       1,027,960
  Dansville Central School District GO, Refunding, Series B, FGIC Insured,
        4.25%, 6/15/11 .........................................................................            930,000         959,472
        4.35%, 6/15/12 .........................................................................            870,000         905,653
        4.45%, 6/15/13 .........................................................................            995,000       1,038,183
  Erie County GO,
        FGIC Insured, 4.70%, 11/01/12 ..........................................................            700,000         714,581
        Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 ...........................          1,000,000       1,048,950
  Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured, 4.50%, 6/15/15 .....          1,095,000       1,145,874
  Fredonia Central School District GO, Refunding, FGIC Insured, 4.125%, 6/01/09 ................          1,000,000       1,016,210
  Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%, 5/15/10 ........          1,260,000       1,286,775
  Harborfields Central School District Greenlawn GO, FSA Insured, 5.00%, 6/01/17 ...............          2,105,000       2,232,668
  Highland Central School District GO, Refunding, FSA Insured, 4.125%, 6/15/16 .................          1,080,000       1,103,533
  Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%,
        6/15/09 ................................................................................          1,125,000       1,145,711
        6/15/10 ................................................................................          1,125,000       1,157,119
  Huntington GO, Public Improvement, 4.20%, 9/01/13 ............................................          1,230,000       1,256,654
  Islip Union Free School District No. 002 GO, Refunding, FGIC Insured, 5.00%, 7/01/18 .........          2,215,000       2,377,913
  Long Island Power Authority Electric System Revenue,
        General, Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 ............................          8,000,000       8,566,160
        MBIA Insured, Pre-Refunded, 5.125%, 4/01/11 ............................................          1,410,000       1,431,573
        Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 .....................................          2,000,000       2,053,600
  Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A,
     CIFG Insured, 5.00%, 6/01/15 ..............................................................          1,000,000       1,073,480
  Middle Country Central School District Centereach GO, FSA Insured, 4.75%, 6/01/17 ............          1,650,000       1,707,321
  Monroe County GO, Public Improvement, FGIC Insured, 4.30%, 3/01/13 ...........................          3,015,000       3,114,555
  Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue,
     Refunding, MBIA Insured, 4.00%, 1/01/13 ...................................................          1,920,000       1,974,259


8 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  MTA Transit Facilities Revenue,
        Series A, Pre-Refunded, 6.00%, 7/01/15 .................................................   $      1,500,000   $   1,566,510
        Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ....................................          1,370,000       1,458,776
        Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ....................................            545,000         576,626
  Nassau County GO, Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 ..........................          1,000,000       1,087,670
  Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series H,
     AMBAC Insured, 5.25%, 11/15/17 ............................................................          1,500,000       1,642,590
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
     Pre-Refunded, 6.00%, 8/01/10 ..............................................................          1,000,000       1,065,510
  New York Bridge Authority Revenue, General, 4.125%, 1/01/13 ..................................          4,000,000       4,120,960
  New York City GO,
        Refunding, Series F, 5.25%, 8/01/13 ....................................................          1,095,000       1,160,218
        Refunding, Series G, XLCA Insured, 5.50%, 8/01/12 ......................................          2,000,000       2,175,620
        Series D, 4.30%, 10/15/16 ..............................................................          3,000,000       3,059,850
        Series E, 5.00%, 8/01/19 ...............................................................          3,000,000       3,207,060
        Series H, 4.125%, 8/01/11 ..............................................................          1,560,000       1,600,388
  New York City Health and Hospital Corp. Revenue, Health System,
        Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 .....................................          1,000,000       1,022,830
        Series A, FSA Insured, 4.15%, 2/15/12 ..................................................            750,000         774,315
        Series A, FSA Insured, 4.30%, 2/15/13 ..................................................          1,000,000       1,033,860
  New York City IDA Civic Facility Revenue, Institute of International Education Inc. Project,
     5.125%, 9/01/16 ...........................................................................          2,320,000       2,418,322
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
        Series A, 4.75%, 11/15/13 ..............................................................          1,000,000       1,027,760
        Series B, 4.75%, 11/01/16 ..............................................................          2,200,000       2,253,042
        Series B, Pre-Refunded, 6.00%, 11/15/13 ................................................          1,000,000       1,076,530
  New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
     AMBAC Insured, 5.00%, 11/15/20 ............................................................          5,775,000       6,173,129
  New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
     AMBAC Insured, 5.25%, 6/01/21 .............................................................          4,200,000       4,461,282
  New York State Dormitory Authority Lease Revenue,
        Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured,
           5.00%, 8/15/21 ......................................................................          5,340,000       5,692,226
        State University Dormitory Facilities, Series A, Pre-Refunded, 5.50%, 7/01/12 ..........          1,815,000       1,937,748
  New York State Dormitory Authority Revenue,
        Mount St. Mary College, Radian Insured, 4.00%, 7/01/12 .................................          2,080,000       2,071,534
        Teachers College, MBIA Insured, 4.00%, 7/01/12 .........................................          1,000,000       1,028,160
  New York State Dormitory Authority Revenues,
        City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 .....................          1,000,000       1,023,330
        Department of Health, Refunding, Series 2, 5.00%, 7/01/19 ..............................          3,740,000       3,943,232
        Department of Health, Refunding, Sub Series 2, FGIC Insured, 5.00%, 7/01/18 ............          5,000,000       5,315,700
        Hospital, Insured, Mortgage, Series A, FSA Insured, 5.25%, 8/15/15 .....................          5,000,000       5,478,450
        Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 .....................................          1,720,000       1,842,137
        Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 .....................................          1,895,000       2,014,821
        Mandatory Put 5/15/12, Refunding, Series B, 5.25%, 11/15/23 ............................          2,000,000       2,142,100


                                         Quarterly Statements of Investments | 9

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
        Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18 ......................................   $      2,975,000   $   3,167,988
        New York State Department of Health, Refunding, 5.25%, 7/01/17 .........................          5,000,000       5,371,950
        Non-State Supported Debt, Bishop Henry B. Hucles Nursing, 5.00%, 7/01/24 ...............          4,765,000       4,941,829
        Non-State Supported Debt, Columbia University, Series C, 5.00%, 7/01/24 ................          4,135,000       4,418,454
        Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
           MBIA Insured, 5.00%, 7/01/19 ........................................................          2,500,000       2,716,400
        Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
           MBIA Insured, 5.00%, 7/01/20 ........................................................          3,670,000       3,966,499
        Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%
           7/01/23 .............................................................................          2,000,000       2,130,640
        Non-State Supported Debt, North Shore L.I. Jewish Obligation Group, Series A, 5.00%,
           5/01/23 .............................................................................          4,990,000       5,124,431
        Office of General Services, MBIA Insured, Pre-Refunded, 5.00%, 4/01/18 .................          2,000,000       2,069,080
        Secured Hospital, Catskill Regional, Refunding, FGIC Insured, 5.25%, 2/15/18 ...........          2,300,000       2,492,671
        St. John's University, Series A, MBIA Insured, 5.00%, 7/01/14 ..........................            750,000         794,333
        State Supported Debt, Lease, State University Dormitory Facilities, Series A,
           MBIA Insured, 5.00%, 7/01/21 ........................................................          1,980,000       2,112,541
        State Supported Debt, Lease, State University Dormitory Facilities, Series A,
           MBIA Insured, 5.00%, 7/01/22 ........................................................          1,730,000       1,839,423
        State Supported Debt, Lease, State University Dormitory Facilities, Series B,
           MBIA Insured, 5.00%, 7/01/17 ........................................................          2,875,000       3,113,683
        State University Educational Facilities, 3rd General, Refunding, Series A, FGIC Insured,
           5.50%, 5/15/21 ......................................................................          7,000,000       8,015,840
        University of Rochester, Series A, Pre-Refunded, 5.25%, 7/01/21 ........................            500,000         554,705
  New York State Dormitory Authority State Personal Income Tax Revenue, Education, Series D,
     5.00%, 3/15/14 ............................................................................          1,000,000       1,089,260
  New York State Energy Research and Development Authority PCR, New York State Electric
     and Gas,
        MBIA Insured, 4.10%, 3/15/15 ...........................................................          2,000,000       2,030,460
        Series B, MBIA Insured, 4.00%, 10/15/15 ................................................          5,000,000       5,053,550
        Series D, MBIA Insured, 4.10%, 12/01/15 ................................................          2,000,000       2,027,880
  New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
     Revolving Funds, Series B,
        5.80%, 1/15/16 .........................................................................          1,010,000       1,058,066
        Pre-Refunded, 5.80%, 1/15/16 ...........................................................          1,490,000       1,567,555
  New York State GO, Series A, FGIC Insured, 4.00%, 3/01/24 ....................................          5,000,000       4,786,950
  New York State HFAR, Health Facilities of New York City, Refunding, Series A, 6.00%,
     11/01/08 ..................................................................................          1,045,000       1,053,099
  New York State Local Government Assistance Corp. Revenue, Refunding, Series B,
     MBIA Insured, 4.875%, 4/01/20 .............................................................          3,750,000       3,796,275
  New York State Thruway Authority General Revenue, Series F, AMBAC Insured, 5.00%,
     1/01/22 ...................................................................................          6,535,000       6,893,445
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
        General, Second, Refunding, Series B, AMBAC Insured, 5.00%, 4/01/21 ....................          5,000,000       5,319,500
        General, Second, Series B, 5.00%, 4/01/18 ..............................................          5,000,000       5,463,150


10 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue, (continued)
        Series A, FSA Insured, 5.25%, 4/01/12 ..................................................   $      1,620,000   $   1,750,005
        Series C, FGIC Insured, Pre-Refunded, 5.25%, 4/01/14 ...................................          2,000,000       2,031,200
  New York State Urban Development Corp. Revenue,
        Correctional Capital Facilities, Refunding, MBIA Insured, 5.00%, 1/01/09 ...............          1,525,000       1,554,585
        Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
           1/01/15 .............................................................................          1,000,000       1,039,400
        State Personal Income Tax, Series C-1 Empire State, 4.125%, 12/15/16 ...................          1,490,000       1,525,104
        State Personal Income Tax, Series C-1 Empire State, 4.25%, 12/15/17 ....................          1,955,000       2,003,504
  North Hempstead GO, FGIC Insured, Pre-Refunded, 6.00%, 7/15/14 ...............................          1,715,000       1,809,359
  Olean City School District GO, Refunding, FGIC Insured, 4.375%, 6/15/17 ......................          1,335,000       1,367,214
  Rochester GO,
        MBIA Insured, ETM, 4.125%, 2/15/10 .....................................................            520,000         531,560
        Refunding, MBIA Insured, 4.125%, 2/15/10 ...............................................            490,000         499,785
  Sales Tax Asset Receivable Corp. Revenue, Series A, MBIA Insured, 5.25%, 10/15/18 ............          5,000,000       5,460,700
  Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%, 6/15/15 ..............          1,025,000       1,068,112
  Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%, 9/15/21 ............          1,720,000       1,752,800
  Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan Complex,
     AMBAC Insured,
        5.25%, 10/15/14 ........................................................................          1,435,000       1,492,414
        5.00%, 4/15/16 .........................................................................          1,000,000       1,032,920
  Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding, MBIA Insured,
     5.10%, 6/01/13 ............................................................................          2,000,000       2,165,580
  Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1, 5.50%, 6/01/19 .........          5,000,000       5,376,400
  Upper Mohawk Valley Regional Water Finance Authority Water System Revenue,
     AMBAC Insured,
        5.75%, 4/01/20 .........................................................................            165,000         174,931
        Pre-Refunded, 5.75%, 4/01/20 ...........................................................            835,000         891,630
  Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%,
     5/01/19 ...................................................................................          1,525,000       1,635,929
  Yonkers GO, Series A, AMBAC Insured, 5.00%, 12/15/14 .........................................          1,795,000       1,877,767
  Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 ...........................          1,890,000       1,955,885
                                                                                                                      --------------
                                                                                                                        263,871,252
                                                                                                                      --------------
  U.S. TERRITORIES 5.9%
  PUERTO RICO 4.1%
  Puerto Rico Commonwealth GO, Public Improvement, Assured Guaranty Insured, 5.25%,
     7/01/18 ...................................................................................          1,820,000       2,018,307
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series N, Assured Guaranty, 5.50%, 7/01/21 .....................................          4,000,000       4,540,280
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%,
        3/01/16 ................................................................................          2,605,000       2,653,766
        3/01/21 ................................................................................          2,555,000       2,504,181
                                                                                                                      --------------
                                                                                                                         11,716,534
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 11

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 1.8%
  Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .......................   $      3,000,000   $   3,053,400
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.125%,
     7/01/13 ...................................................................................          1,775,000       1,778,479
  Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
     7/01/09 ...................................................................................            400,000         408,764
                                                                                                                      --------------
                                                                                                                          5,240,643
                                                                                                                      --------------
  TOTAL U.S. TERRITORIES .......................................................................                         16,957,177
                                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS (COST $274,067,778) ..............................................                        280,828,429
                                                                                                                      --------------
  SHORT TERM INVESTMENTS 1.8%
  MUNICIPAL BONDS 1.8%
  NEW YORK 1.6%
a Long Island Power Authority Electric System Revenue, Sub Series 3B, Daily VRDN and Put,
     3.57%, 5/01/33 ............................................................................          2,800,000       2,800,000
a MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.65%, 11/01/26 .............            400,000         400,000
a New York City GO,
        Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put, 3.65%,
           8/01/14 .............................................................................            100,000         100,000
        Sub Series H-4, Daily VRDN and Put, 3.45%, 3/01/34 .....................................          1,100,000       1,100,000
a New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series F-1,
     Daily VRDN and Put, 3.65%, 6/15/33 ........................................................            300,000         300,000
                                                                                                                      --------------
                                                                                                                          4,700,000
                                                                                                                      --------------
  U.S. TERRITORY 0.2%
  PUERTO RICO 0.2%
a Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-3, FSA Insured,
     Daily VRDN and Put, 3.27%, 7/01/29 ........................................................            600,000         600,000
                                                                                                                      --------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,300,000) ...............................................                          5,300,000
                                                                                                                      --------------
  TOTAL INVESTMENTS (COST $279,367,778) 98.9% ..................................................                        286,128,429
  OTHER ASSETS, LESS LIABILITIES 1.1% ..........................................................                          3,188,874
                                                                                                                      --------------
  NET ASSETS 100.0% ............................................................................                      $ 289,317,303
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 17.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 44.1%
  MUNICIPAL BONDS 44.1%
  NEW YORK 32.9%
  Amherst IDA Civic Facility Revenue, Mandatory Put 10/01/11, Refunding, Series A,
    Radian Insured, 4.20%, 10/01/31 ............................................................   $        510,000   $     509,623
  Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 3.75%,
    10/01/09 ...................................................................................            315,000         318,433
  New York Local Government Assistance Corp. Revenue, Senior Lien, Refunding, Series A, 5.00%,
    4/01/11 ....................................................................................            300,000         316,773
  New York State Dormitory Authority Revenues,
       Kateri Residence, Refunding, 4.00%, 7/01/10 .............................................            230,000         232,502
       Non-State Supported Debt, Aids Long Term Health Care Facility, Refunding, 5.00%,
         11/01/11 ..............................................................................            250,000         258,832
       Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%, 7/01/13 ...            340,000         351,866
       Non-State Supported Debt, Rochester General Hospital, Refunding, Radian Insured, 5.00%,
         12/01/15 ..............................................................................            100,000         104,374
       The New York and Presbyterian Hospital, Mortgage, Refunding, Series A, FHA Insured,
         5.00%, 8/15/09 ........................................................................            250,000         257,653
       White Plains Hospital, Mortgage, FHA Insured, 3.55%, 2/15/10 ............................             95,000          95,057
  New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State
    Park, Refunding, CIFG Insured, 5.00%, 4/01/16 ..............................................            200,000         217,572
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
    Series A, 2.75%, 3/15/08 ...................................................................            250,000         249,848
  Rockland County Solid Waste Management Authority Revenue, Series A, AMBAC Insured, 4.50%,
    12/15/08 ...................................................................................            400,000         405,820
  Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A,
    AMBAC Insured, 3.375%, 11/01/10 ............................................................            300,000         302,205
  Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 3.00%,
    5/01/09 ....................................................................................            215,000         215,077
                                                                                                                      --------------
                                                                                                                          3,835,635
                                                                                                                      --------------
  U.S. TERRITORIES 11.2%
  GUAM 1.1%
  Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%, 10/01/09 ........            125,000         123,416
                                                                                                                      --------------
  PUERTO RICO 10.1%
  Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
    Series C, MBIA Insured, 5.00%, 7/01/28 .....................................................            295,000         296,891
  Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B,
    5.00%, 12/01/08 ............................................................................            400,000         404,552
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/08 .......            475,000         476,055
                                                                                                                      --------------
                                                                                                                          1,177,498
                                                                                                                      --------------
  TOTAL U.S. TERRITORIES .......................................................................                          1,300,914
                                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS (COST $5,115,136) ................................................                          5,136,549
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 13

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 55.1%
  MUNICIPAL BONDS 55.1%
  NEW YORK 45.7%
a Broome County IDA Civic Facility Revenue,
       Elizabeth Church Manor, Refunding, Weekly VRDN and Put, 3.41%, 2/01/29 ..................   $        125,000   $     125,000
       James G. Johnston Memorial, Refunding, Weekly VRDN and Put, 3.41%, 2/01/29                           200,000         200,000
a Jay Street Development Corp. Courts Facility Lease Revenue, New York City Jay Street Project,
    Series A-4, Daily VRDN and Put, 3.45%, 5/01/22 .............................................            400,000         400,000
a Long Island Power Authority Electric System Revenue, Sub Series 3B, Daily VRDN and Put,
    3.57%, 5/01/33 .............................................................................            300,000         300,000
a Monroe County IDA Civic Facility Revenue, St. John Fisher College Project, Radian Insured,
    Weekly VRDN and Put, 5.00%, 6/01/34 ........................................................            100,000         100,000
a MTA Dedicated Tax Fund Revenue, Series D-1, AMBAC Insured, Weekly VRDN and Put, 3.50%,
    11/01/34 ...................................................................................            295,000         295,000
a MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.65%, 11/01/26 .............            400,000         400,000
a Nasasu County IDA Civic Facility Revenue, Cold Spring Harbor, Refunding and Improvement,
    Daily VRDN and Put, 3.73%, 1/01/34 .........................................................            400,000         400,000
a New York City GO,
       Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put, 3.65%,
         8/01/14 ...............................................................................            400,000         400,000
       Sub Series A-4, Daily VRDN and Put, 3.60%, 8/01/22 ......................................            200,000         200,000
a New York City IDAR, Liberty, 1 Bryant Park LLC, Series B, Daily VRDN and Put, 3.74%,
    11/01/39 ...................................................................................            100,000         100,000
a New York City Transitional Finance Authority Revenue,
       Future Tax Secured, Series B, Daily VRDN and Put, 3.60%, 2/01/31 ........................            200,000         200,000
       New York City Recovery, Series 1, Sub Series 1C, Daily VRDN and Put, 3.67%, 11/01/22 ....            300,000         300,000
a New York City Trust for Cultural Resources Revenue, Manhattan School of Music, Radian
    Insured, Weekly VRDN and Put, 6.00%, 10/01/29 ..............................................            400,000         400,000
a New York State Dormitory Authority Revenue, Cornell University, Series B, Daily VRDN and Put,
    3.73%, 7/01/25 .............................................................................            600,000         600,000
  New York State HFAR, Health Facilities of New York City, Refunding, Series A, 6.00%,
    11/01/08 ...................................................................................            500,000         503,875
a Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
    Series 2, Daily VRDN and Put, 3.57%, 5/01/19 ...............................................            100,000         100,000
a Triborough Bridge and Tunnel Authority Revenues, General, Refunding, Sub Series B-4,
    Weekly VRDN and Put, 3.34%, 1/01/32 ........................................................            300,000         300,000
                                                                                                                      --------------
                                                                                                                          5,323,875
                                                                                                                      --------------
  U.S. TERRITORY 9.4%
  PUERTO RICO 9.4%
a Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-4, FSA Insured,
    Daily VRDN and Put, 3.27%, 7/01/31 .........................................................          1,100,000       1,100,000
                                                                                                                      --------------
  TOTAL SHORT TERM INVESTMENTS (COST $6,423,546) ...............................................                          6,423,875
                                                                                                                      --------------
  TOTAL INVESTMENTS (COST $11,538,682) 99.2% ...................................................                         11,560,424
  OTHER ASSETS, LESS LIABILITIES 0.8% ..........................................................                             88,653
                                                                                                                      --------------
  NET ASSETS 100.0% ............................................................................                      $  11,649,077
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 17.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 99.8%
  MUNICIPAL BONDS 99.8%
  NEW YORK 93.2%
a Albany IDA Civic Facilities Revenue, Albany Medical Center Hospital Project, Series A,
    Weekly VRDN and Put, 3.37%, 5/01/27 ........................................................   $      1,000,000   $   1,000,000
a Jay Street Development Corp. Courts Facility Lease Revenue, New York City Jay Street Project,
       Series A, Daily VRDN and Put, 3.45%, 5/01/22 ............................................            200,000         200,000
       Series A-4, Daily VRDN and Put, 3.45%, 5/01/22 ..........................................          2,695,000       2,695,000
  Long Island Power Authority Electric System Revenue,
       General, Series A, Pre-Refunded, 5.75%, 12/01/24 ........................................          1,140,000       1,171,120
     a Sub Series 2, Daily VRDN and Put, 3.45%, 5/01/33 ........................................          1,800,000       1,800,000
     a Sub Series 3B, Daily VRDN and Put, 3.57%, 5/01/33 .......................................          1,200,000       1,200,000
a Monroe County IDA Civic Facility Revenue, St. John Fisher College Project, Radian Insured,
    Weekly VRDN and Put, 5.00%, 6/01/34 ........................................................          1,710,000       1,710,000
a MTA Dedicated Tax Fund Revenue, Refunding, Series A-1, XLCA Insured, Weekly VRDN and Put,
    3.41%, 11/01/31 ............................................................................            400,000         400,000
  MTA Transportation Authority Transportation Facilities Revenue, TECP, 3.05%, 8/12/08 .........          2,000,000       2,000,000
  Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding,
       Series A, AMBAC Insured, 4.00%, 11/15/08 ................................................          1,255,000       1,262,025
     a Series B, FSA Insured, Weekly VRDN and Put, 3.31%, 11/15/22 .............................          1,800,000       1,800,000
a New York City GO,
       Refunding, Sub Series C-4, Weekly VRDN and Put, 3.32%, 8/01/20 ..........................          1,000,000       1,000,000
       Series E, Sub Series E-2, Daily VRDN and Put, 3.60%, 8/01/34 ............................            200,000         200,000
       Sub Series E-3, Daily VRDN and Put, 3.45%, 8/01/23 ......................................            500,000         500,000
       Sub Series H-4, Daily VRDN and Put, 3.45%, 3/01/34 ......................................          1,050,000       1,050,000
a New York City HDC,
       MF Rental Housing Revenue, Carnegie Park, Series A, FNMA Insured, Weekly VRDN and Put,
         3.34%, 11/15/19 .......................................................................          2,950,000       2,950,000
       MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA Insured,
         Weekly VRDN and Put, 3.50%, 11/15/28 ..................................................          1,000,000       1,000,000
       MF Revenue, Mortgage, Marseilles Apartments, Series A, Weekly VRDN and Put, 3.38%,
         12/01/34 ..............................................................................          1,575,000       1,575,000
a New York City IDA Civic Facility Revenue, American Civil Project, Refunding and Improvement,
    Daily VRDN and Put, 3.70%, 6/01/35 .........................................................            600,000         600,000
a New York City IDAR, Liberty, One Bryant Park LLC, Series A, Weekly VRDN and Put, 3.48%,
    11/01/39 ...................................................................................          3,000,000       3,000,000
a New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.45%, 6/15/18 ..............          2,100,000       2,100,000
       Second General Resolution, Fiscal 2008, Refunding, Series BB, Daily VRDN and Put, 3.45%,
         6/15/36 ...............................................................................            500,000         500,000
       Second General Resolution, Refunding, Series CC-1, Daily VRDN and Put, 3.60%,
         6/15/38 ...............................................................................            700,000         700,000
a New York City Transitional Finance Authority Revenue,
       Future Tax Secured, Series C, Daily VRDN and Put, 3.67%, 5/01/28 ........................            500,000         500,000
       New York City Recovery, Series 1, Sub Series 1C, Daily VRDN and Put, 3.67%, 11/01/22 ....            850,000         850,000
       New York City Recovery, Series 1, Sub Series 1D, Daily VRDN and Put, 3.73%, 11/01/22 ....            500,000         500,000
a New York City Trust Cultural Resources Revenue,
       Guggenheim Project, Series B, Weekly VRDN and Put, 3.44%, 12/01/15 ......................            755,000         755,000
       Refunding, American Museum Natural History, Series A, MBIA Insured, Weekly VRDN and
         Put, 3.38%, 4/01/21 ...................................................................            500,000         500,000
a New York City Trust for Cultural Resources Revenue, Alvin Ailey Dance Foundation, Weekly VRDN
    and Put, 3.38%, 7/01/33 ....................................................................            900,000         900,000


                                        Quarterly Statements of Investments | 15

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
a New York State Dormitory Authority Revenues,
       Cornell University, Series A, Weekly VRDN and Put, 3.35%, 7/01/29 .......................   $      1,800,000   $   1,800,000
       Cornell University, Series B, Weekly VRDN and Put, 3.35%, 7/01/30 .......................            200,000         200,000
       Mental Health Facilities Improvement, Refunding, Series F-2B, FSA Insured, Weekly VRDN
         and Put, 3.45%, 2/15/21 ...............................................................          1,000,000       1,000,000
       Mental Health Services, Sub Series D-2B, FSA Insured, Weekly VRDN and Put,
         3.35%, 2/15/31 ........................................................................          2,000,000       2,000,000
       New York Public Library, Series B, MBIA Insured, Weekly VRDN and Put, 3.34%, 7/01/28 ....          2,100,000       2,100,000
       Non-State Supported Debt, Court Facilities Lease, Series B, Weekly VRDN and Put,
         3.43%, 5/15/39 ........................................................................          2,000,000       2,000,000
       Non-State Supported Debt, University of Rochester, Refunding, Series A-1, MBIA Insured,
         Weekly VRDN and Put, 3.38%, 7/01/27 ...................................................          1,000,000       1,000,000
       Oxford University Press Inc., Weekly VRDN and Put, 3.35%, 7/01/25 .......................            700,000         700,000
a New York State Energy Research and Development Authority PCR, Orange and Rockland Project,
    Series A,
       AMBAC Insured, Weekly VRDN and Put, 3.37%, 8/01/15 ......................................          1,350,000       1,350,000
       FGIC Insured, Weekly VRDN and Put, 3.37%, 10/01/14 ......................................          1,100,000       1,100,000
  New York State GO, Mandatory Put 1/08/08, Refunding, Series B, 3.70%, 3/15/30 ................          2,500,000       2,500,000
a New York State HFAR,
       350 West 43rd Street, Series A, Weekly VRDN and Put, 3.52%, 11/01/34 ....................          2,000,000       2,000,000
       FNMA Insured, Weekly VRDN and Put, 3.42%, 11/15/29 ......................................            500,000         500,000
a New York State Local Government Assistance Corp. Revenue,
       Series F, Weekly VRDN and Put, 3.34%, 4/01/25 ...........................................            800,000         800,000
       Series G, Weekly VRDN and Put, 3.37%, 4/01/25 ...........................................          2,600,000       2,600,000
  New York State Power Authority Revenue, TECP, 3.30%, 1/15/08 .................................          3,000,000       3,000,000
a Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
    Series 2, Daily VRDN and Put, 3.57%, 5/01/19 ...............................................          1,700,000       1,700,000
a Triborough Bridge and Tunnel Authority Revenues, Refunding, Series F, Weekly VRDN and Put,
    3.42%, 11/01/32 ............................................................................          1,200,000       1,200,000
                                                                                                                      --------------
                                                                                                                         61,968,145
                                                                                                                      --------------
  U.S. TERRITORY 6.6%
  PUERTO RICO 6.6%
  Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
    Series C, MBIA Insured, 5.00%, 7/01/28 .....................................................          1,735,000       1,748,794
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 3.18%, 12/01/15 .......................................................            800,000         800,000
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.30%, 7/01/28 ...............................          1,850,000       1,850,000
                                                                                                                      --------------
                                                                                                                          4,398,794
                                                                                                                      --------------
  TOTAL INVESTMENTS (COST $66,366,939) 99.8% ...................................................                         66,366,939
  OTHER ASSETS, LESS LIABILITIES 0.2% ..........................................................                            150,355
                                                                                                                      --------------
  NET ASSETS 100.0% ............................................................................                      $  66,517,294
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 17.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC - American Municipal Bond Assurance Corp.
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDC   - Housing Development Corp.
HFAR  - Housing Finance Authority Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
TECP  - Tax-Exempt Commercial Paper
XLCA  - XL Capital Assurance


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Franklin New York Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds (Funds). All Funds are diversified, except the Franklin New York Limited-Term Tax-Free Income Fund, which is non-diversified.

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

Securities in the Franklin New York Tax-Exempt Money Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


18 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

3. INCOME TAXES

At December 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                 ----------------------------------------------------------
                                                                     FRANKLIN NEW YORK   FRANKLIN NEW YORK
                                                 FRANKLIN NEW YORK   INTERMEDIATE-TERM      LIMITED-TERM
                                                  INSURED TAX-FREE        TAX-FREE            TAX-FREE
                                                    INCOME FUND         INCOME FUND         INCOME FUND
                                                 ----------------------------------------------------------
Cost of investments ..........................   $     583,935,060   $     279,289,738   $      11,538,552
                                                 ==========================================================

Unrealized appreciation ......................   $      15,100,734   $       7,170,648   $          27,692
Unrealized depreciation ......................          (1,020,347)           (331,957)             (5,820)
                                                 ----------------------------------------------------------
Net unrealized appreciation (depreciation) ...   $      14,080,387   $       6,838,691   $          21,872
                                                 ==========================================================

At December 31, 2007, the cost of investments for book and income tax purposes was the same for the Franklin New York Tax-Exempt Money Fund.

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 19


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN NEW YORK TAX-FREE TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 27, 2008








                                Exhibit A


I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

02/27/08


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration














I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

02/27/08


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer